Shareholders' Equity (Details) - USD ($)					12 Months Ended
	Jun. 16, 2015	Apr. 14, 2015	Apr. 10, 2015	Oct. 07, 2013	May. 31, 2015	May. 31, 2014	May. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount					$ 302,300,000
Stock repurchase program, remaining authorized repurchase amount					$ 102,900,000
ASR program, authorized amount			$ 100,000,000	$ 100,000,000			$ 125,000,000
Stock repurchase program, estimated stock repurchase and retirement, in next period				$ 100,000,000.0
Repurchase of common stock (in shares)		1,630,988		3,200,000	1,955,730		5,000,000
Stock repurchased and retired, value					$ 369,082,000	$ 455,046,000	$ 175,349,000
Accelerated share repurchases, final price paid per share				$ 30.48	$ 51.13		$ 24.57
Other Than Accelerated Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Repurchase of common stock (in shares)					7,000,000	12,400,000	2,200,000
Stock repurchased and retired, value					$ 269,000,000	$ 355,000,000	$ 50,300,000
Treasury stock acquired, average cost per share (in dollars per share)					$ 38.19	$ 28.65	$ 22.28
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Repurchase of common stock (in shares)	324,742